Non-Controlling Interest (Details Narrative)	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Non-controlling Interest
Non-controlling interest, rate	39.87%	26.67%
Exercise of ESOP by employees, rate	1.17%
Sale of shares in open market, rate	12.03%